Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the fair values of the identifiable intangible assets acquired and liabilities assumed at the acquisition date:

(in thousands)	Amount

Cash	$1,983
Tangible assets	18,647
Intangible assets [1]	11,970
Net deferred tax assets	25,723
Total identifiable assets	58,323
Current liabilities	(6,673)
Total liabilities assumed	(6,673)

Net loss on derecognition of notes receivables	(10,615)
Gain on bargain purchase, net of loss on extinguishment of notes receivable	(9,309)
Total fair value of consideration	$31,726
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1 As of the effective date of the transaction, identifiable intangible assets are required to be measured at fair value. The fair value measurement is based on significant inputs that are unobservable in the market and thus represents a Level 3 measurement. The Company used an income approach to estimate the preliminary fair value of the intangibles which includes technology, trademarks and customer relationships. The assumptions used to estimate the cash flows of the business included a discount rate of 16%, estimated gross margins ranging from 37-72%, income tax rate of 35%, and operating expenses consisting of direct costs based on the anticipated level of revenues. The intangible assets have a weighted-average useful life of approximately 15 years. The intangible assets for acquired technology and trademarks are being amortized over their estimated useful lives using the straight-line method of amortization. The intangible assets for customer relationship are being amortized using a double-declining method of amortization as such method better represents the economic benefits to be obtained.

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Business Acquisition, Pro Forma Information [Table Text Block]